Employee Stock Purchase Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Employee Stock Purchase Plan [Abstract]
EMPLOYEE STOCK PURCHASE PLAN

NOTE 14. EMPLOYEE STOCK PURCHASE PLAN

The Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Business Combination. All qualified employees may voluntarily enroll to purchase the Company’s Class A common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of March 31, 2026, 1,000,000 shares were reserved for future issuance under the ESPP Plan.

NOTE 14. EMPLOYEE STOCK PURCHASE PLAN

The Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Business Combination. All qualified employees may voluntarily enroll to purchase the Company’s Class A common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of December 31, 2025, 1,000,000 shares were reserved for future issuance under the ESPP Plan.